Note 18 - Costs of Sales	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Costs of Sales [Text Block]
18—COSTS
OF SALES

Costs of sales consist of the following:

	2017	2016	2015
Direct costs of sales	(12,706)	(11,161)	(11,659)
Indirect costs of sales	(8,232)	(8,039)	(6,809)
Total costs of sales	(20,938)	(19,200)	(18,468)